Investments - Schedule of amortized cost and estimated fair value from the contractual maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Due in one year or less, Amortized Cost	$ 74,798	$ 59,171
Due after one year through five years, Amortized Cost	194,444	125,535
Due after five years through ten years, Amortized Cost	1,808	0
Due after ten years, Amortized Cost	0	0
Asset-backed securities, Amortized Cost	83,619	29,799
Total, Amortized Cost	354,669	214,505	$ 196,542
Estimated Fair Value
Due in one year or less, Estimated Fair Value	74,889	59,012
Due after one year through five years, Estimated Fair Value	195,953	125,012
Due after five years through ten years, Estimated Fair Value	1,821	0
Due after ten years, Estimated Fair Value	0	0
Asset-backed securities, Estimated Fair Value	84,318	30,021
Total investments	$ 356,981	$ 214,045	$ 195,157